Other income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Other income
Grant income	€ 489	€ 861
Other income	74	110
Total other income	€ 563	€ 971	€ 979	€ 1,470